FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA U

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA U

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA U (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

AB Balanced Hedged Allocation Class B Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)

Fidelity® VIP Index 500 Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)

Franklin Allocation Class 4 Shares (1)	TA BlackRock Government Money Market Service Class (1)

ProFund Access VP High Yield (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)

ProFund VP Asia 30 (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)

ProFund VP Bull (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)

ProFund VP Communication Services (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)

ProFund VP Consumer Discretionary (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)

ProFund VP Emerging Markets (1)	TA BlackRock iShares Edge 40 Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

ProFund VP Energy (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)

ProFund VP Europe 30 (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)

ProFund VP Falling U.S. Dollar (1)	TA BlackRock iShares Tactical - Growth Service Class (1)

ProFund VP Financials (1)	TA BlackRock Real Estate Securities Service Class (1)

ProFund VP Government Money Market (1)	TA BlackRock Tactical Allocation Service Class (1)

ProFund VP International (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

ProFund VP Japan (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)

ProFund VP Materials (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)

ProFund VP Mid-Cap (1)	TA International Focus Service Class (1)

ProFund VP NASDAQ-100 (1)	TA Janus Balanced Service Class (1)

ProFund VP Pharmaceuticals (1)	TA Janus Mid-Cap Growth Service Class (1)

ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)

ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

ProFund VP Short International (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)

ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)

ProFund VP Short Small-Cap (1)	TA JPMorgan Enhanced Index Service Class (1)

ProFund VP Small-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)

ProFund VP Small-Cap Value (1)	TA JPMorgan Tactical Allocation Service Class (1)

ProFund VP U.S. Government Plus (1)	TA Market Participation Strategy Service Class (1)

ProFund VP UltraSmall-Cap (1)	TA Multi-Managed Balanced Service Class (1)

ProFund VP Utilities (1)	TA Small/Mid Cap Value Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

TA Aegon Bond Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)

TA Aegon Core Bond Service Class (1)	TA WMC US Growth Service Class (1)

TA Aegon High Yield Bond Service Class (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Sustainable Equity Income Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon U.S. Government Securities Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Government Money Market Service Class
ProFund Access VP High Yield	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Communication Services	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
ProFund VP Consumer Discretionary	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Edge 40 Service Class
ProFund VP Energy	TA BlackRock Real Estate Securities Service Class
ProFund VP Europe 30	TA BlackRock Tactical Allocation Service Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP International	TA International Focus Service Class
ProFund VP Japan	TA Janus Balanced Service Class
ProFund VP Materials	TA Janus Mid-Cap Growth Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class

ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short Emerging Markets	TA JPMorgan Enhanced Index Service Class
ProFund VP Short International	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short NASDAQ-100	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Small-Cap	TA Market Participation Strategy Service Class
ProFund VP Small-Cap	TA Multi-Managed Balanced Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Balanced Service Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Conservative Service Class
ProFund VP UltraSmall-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Utilities	TA Small/Mid Cap Value Service Class
TA Aegon Bond Service Class	TA T. Rowe Price Small Cap Service Class
TA Aegon Core Bond Service Class	TA WMC US Growth Service Class
TA Aegon High Yield Bond Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	80,017.828	$796,303	$720,961	$(2)	$720,959	293,639	$ 2.172885	$ 12.527689
Fidelity® VIP Index 500 Service Class 2	19,655.672	5,394,698	11,031,353	3	11,031,356	1,979,101	4.684194	23.736465
Franklin Allocation Class 4 Shares	120,949.972	628,244	659,177	(20)	659,157	243,153	2.366814	12.626117
ProFund Access VP High Yield	9,062.683	233,509	225,933	4	225,937	117,550	1.697767	10.351387
ProFund VP Asia 30	8,272.996	381,851	324,881	6	324,887	349,820	0.809867	10.663509
ProFund VP Bull	4,731.445	247,146	276,695	4	276,699	89,080	2.682687	20.848056
ProFund VP Communication Services	284.583	9,202	14,397	(3)	14,394	8,815	1.430712	12.956304
ProFund VP Consumer Discretionary	3,049.347	210,021	225,621	7	225,628	55,791	3.618493	19.127542
ProFund VP Emerging Markets	18,802.858	548,726	564,838	(20)	564,818	639,796	0.764020	12.156018
ProFund VP Energy	10,129.608	257,520	414,504	21	414,525	370,358	0.968981	10.931358
ProFund VP Europe 30	1,745.451	41,735	44,736	(4)	44,732	40,501	0.954222	12.511049
ProFund VP Falling U.S. Dollar	90.445	1,394	1,251	2	1,253	2,596	0.420249	7.038397
ProFund VP Financials	4,162.314	184,914	220,936	(6)	220,930	128,288	1.508940	17.618884
ProFund VP Government Money Market	1,709,593.994	1,709,594	1,709,594	(233)	1,709,361	1,891,352	0.787738	9.124684
ProFund VP International	21,440.096	428,127	429,660	9	429,669	498,809	0.743572	10.975270
ProFund VP Japan	288.015	19,289	19,573	7	19,580	11,952	1.410958	17.842614
ProFund VP Materials	3,392.981	235,423	284,128	(13)	284,115	159,182	1.548602	14.063469
ProFund VP Mid-Cap	4,835.138	81,710	87,226	(6)	87,220	35,698	2.155700	14.302729
ProFund VP NASDAQ-100	17,858.282	993,337	1,124,715	(19)	1,124,696	156,452	6.300556	31.906319
ProFund VP Pharmaceuticals	4,177.740	141,663	132,309	(2)	132,307	64,142	1.825431	10.931609
ProFund VP Precious Metals	10,339.580	311,326	270,483	(97)	270,386	467,292	0.503044	11.405248
ProFund VP Short Emerging Markets	348.632	11,815	7,356	-	7,356	54,662	0.119206	3.641543
ProFund VP Short International	301.324	10,169	7,467	(5)	7,462	34,552	0.171081	4.753038
ProFund VP Short NASDAQ-100	729.517	12,656	6,967	3	6,970	239,220	0.025712	1.426714
ProFund VP Short Small-Cap	301.042	9,998	5,900	(3)	5,897	79,734	0.064951	3.406351
ProFund VP Small-Cap	2,427.982	82,030	89,884	3	89,887	45,200	1.715916	12.617497
ProFund VP Small-Cap Value	3,909.667	153,894	175,974	(15)	175,959	78,418	1.951149	12.556017
ProFund VP U.S. Government Plus	2,232.906	42,164	23,937	(6)	23,931	24,011	0.837630	5.706873
ProFund VP UltraSmall-Cap	5,531.469	104,957	83,857	(3)	83,854	45,435	1.606323	11.589681
ProFund VP Utilities	5,466.210	209,554	244,066	(14)	244,052	110,373	1.911771	14.285196
TA Aegon Bond Service Class	387,814.240	3,986,278	3,641,576	28	3,641,604	2,603,298	1.188153	8.990006
TA Aegon Core Bond Service Class	207,345.170	2,776,927	2,378,249	2	2,378,251	1,702,894	1.208822	9.041028
TA Aegon High Yield Bond Service Class	91,377.319	662,986	652,434	(42)	652,392	282,039	1.996209	11.346604
TA Aegon Sustainable Equity Income Service Class	249,190.392	4,672,303	5,225,523	31	5,225,554	1,805,226	2.262594	12.565811
TA Aegon U.S. Government Securities Service Class	484,061.102	4,662,514	4,448,522	52	4,448,574	3,770,547	1.000793	8.523639
TA BlackRock Government Money Market Service Class	3,709,429.874	3,709,428	3,709,430	(144)	3,709,286	3,721,955	0.846551	9.388223
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	40,424.197	400,759	377,158	16	377,174	277,127	1.220788	10.992704
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	41,880.528	447,963	441,421	(36)	441,385	321,324	1.247923	11.457598
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	40,108.491	421,859	457,237	(3)	457,234	301,686	1.367737	11.646183

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Dynamic Allocation -Balanced Service Class	18,275.970	$209,631	$205,056	$5	$205,061	150,803	$ 1.245749	$ 11.314906
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,957.658	74,259	76,913	(1)	76,912	48,906	1.438884	12.584694
TA BlackRock iShares Edge 40 Service Class	36,942.860	344,419	323,989	4	323,993	190,972	1.452862	11.305916
TA BlackRock iShares Tactical - Balanced Service Class	35,111.519	374,889	351,817	14	351,831	260,781	1.207236	11.396632
TA BlackRock iShares Tactical - Conservative Service Class	25,798.257	282,657	251,017	7	251,024	204,989	1.096232	10.836818
TA BlackRock iShares Tactical - Growth Service Class	30,774.799	331,598	318,211	(5)	318,206	216,902	1.320243	13.029033
TA BlackRock Real Estate Securities Service Class	187,619.285	2,151,145	1,947,488	(26)	1,947,462	836,629	1.643543	10.323964
TA BlackRock Tactical Allocation Service Class	66,411.175	984,536	988,862	37	988,899	634,437	1.438649	13.441508
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	31,930.837	388,568	383,170	17	383,187	229,648	1.473980	12.288256
TA Goldman Sachs Managed Risk - Conservative ETF Service	2,514.295	29,885	28,311	(8)	28,303	18,403	1.373998	10.991489
TA Goldman Sachs Managed Risk - Growth ETF Service Class	94,963.548	963,456	1,080,685	(14)	1,080,671	545,083	1.740742	14.400360
TA International Focus Service Class	143,988.752	1,172,351	1,138,951	20	1,138,971	803,642	1.244461	12.720998
TA Janus Balanced Service Class	91,295.605	1,492,346	1,602,238	7	1,602,245	704,546	2.042326	16.732692
TA Janus Mid-Cap Growth Service Class	123,049.924	3,911,307	3,653,352	124	3,653,476	819,806	3.787235	21.473590
TA JPMorgan Asset Allocation - Conservative Service Class	1,559,614.650	14,614,893	13,724,609	(117)	13,724,492	7,778,574	1.513937	11.150341
TA JPMorgan Asset Allocation - Growth Service Class	2,900,391.669	32,225,602	33,296,496	(93)	33,296,403	10,166,025	2.801809	18.045355
TA JPMorgan Asset Allocation - Moderate Service Class	3,455,640.344	38,344,982	36,940,795	(41)	36,940,754	17,282,469	1.833988	12.464861
TA JPMorgan Asset Allocation - Moderate Growth Service Class	9,827,749.627	109,724,306	106,237,973	59	106,238,032	41,389,869	2.202092	14.338255
TA JPMorgan Enhanced Index Service Class	134,357.374	2,995,155	3,810,375	(59)	3,810,316	698,418	4.617097	23.953971
TA JPMorgan International Moderate Growth Service Class	562,299.199	5,300,472	5,077,562	(137)	5,077,425	3,843,567	1.139928	11.683521
TA JPMorgan Tactical Allocation Service Class	169,319.768	2,494,229	2,268,885	(8)	2,268,877	1,578,067	1.228053	10.811460
TA Market Participation Strategy Service Class	29,483.123	359,372	333,749	6	333,755	168,320	1.820430	15.622232
TA Multi-Managed Balanced Service Class	1,201,181.511	18,315,434	19,290,975	49	19,291,024	5,059,296	3.248836	16.552182
TA Small/Mid Cap Value Service Class	587,376.301	10,501,205	11,119,033	38	11,119,071	2,014,885	4.566887	15.128050
TA T. Rowe Price Small Cap Service Class	221,072.377	2,219,637	2,341,156	(32)	2,341,124	458,928	4.378119	17.368500
TA WMC US Growth Service Class	569,221.770	18,666,693	22,529,798	36	22,529,834	3,438,313	5.628715	29.890061

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$720,959	$-	$720,959
Fidelity® VIP Index 500 Service Class 2	11,031,356	-	11,031,356
Franklin Allocation Class 4 Shares	659,157	-	659,157
ProFund Access VP High Yield	225,937	-	225,937
ProFund VP Asia 30	324,887	-	324,887
ProFund VP Bull	276,699	-	276,699
ProFund VP Communication Services	14,394	-	14,394
ProFund VP Consumer Discretionary	225,628	-	225,628
ProFund VP Emerging Markets	564,818	-	564,818
ProFund VP Energy	414,525	-	414,525
ProFund VP Europe 30	44,732	-	44,732
ProFund VP Falling U.S. Dollar	1,253	-	1,253
ProFund VP Financials	220,930	-	220,930
ProFund VP Government Money Market	1,709,361	-	1,709,361
ProFund VP International	429,669	-	429,669
ProFund VP Japan	19,580	-	19,580
ProFund VP Materials	284,115	-	284,115
ProFund VP Mid-Cap	87,220	-	87,220
ProFund VP NASDAQ-100	1,124,696	-	1,124,696
ProFund VP Pharmaceuticals	132,307	-	132,307
ProFund VP Precious Metals	270,386	-	270,386
ProFund VP Short Emerging Markets	7,356	-	7,356
ProFund VP Short International	7,462	-	7,462
ProFund VP Short NASDAQ-100	6,970	-	6,970
ProFund VP Short Small-Cap	5,897	-	5,897
ProFund VP Small-Cap	89,887	-	89,887
ProFund VP Small-Cap Value	175,959	-	175,959
ProFund VP U.S. Government Plus	23,931	-	23,931
ProFund VP UltraSmall-Cap	83,854	-	83,854
ProFund VP Utilities	244,052	-	244,052
TA Aegon Bond Service Class	3,641,604	-	3,641,604
TA Aegon Core Bond Service Class	2,378,251	-	2,378,251
TA Aegon High Yield Bond Service Class	652,392	-	652,392
TA Aegon Sustainable Equity Income Service Class	5,225,554	-	5,225,554
TA Aegon U.S. Government Securities Service Class	4,448,574	-	4,448,574
TA BlackRock Government Money Market Service Class	3,709,286	-	3,709,286
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	377,174	-	377,174
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	441,385	-	441,385
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	457,234	-	457,234
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	205,061	-	205,061
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	76,912	-	76,912

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Edge 40 Service Class	$323,993	$-	$323,993
TA BlackRock iShares Tactical - Balanced Service Class	351,831	-	351,831
TA BlackRock iShares Tactical - Conservative Service Class	251,024	-	251,024
TA BlackRock iShares Tactical - Growth Service Class	318,206	-	318,206
TA BlackRock Real Estate Securities Service Class	1,945,178	2,284	1,947,462
TA BlackRock Tactical Allocation Service Class	988,899	-	988,899
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	383,187	-	383,187
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	28,303	-	28,303
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,080,671	-	1,080,671
TA International Focus Service Class	1,138,971	-	1,138,971
TA Janus Balanced Service Class	1,602,245	-	1,602,245
TA Janus Mid-Cap Growth Service Class	3,649,026	4,450	3,653,476
TA JPMorgan Asset Allocation - Conservative Service Class	13,670,174	54,318	13,724,492
TA JPMorgan Asset Allocation - Growth Service Class	33,296,403	-	33,296,403
TA JPMorgan Asset Allocation - Moderate Service Class	36,828,416	112,338	36,940,754
TA JPMorgan Asset Allocation - Moderate Growth Service Class	106,083,076	154,956	106,238,032
TA JPMorgan Enhanced Index Service Class	3,810,316	-	3,810,316
TA JPMorgan International Moderate Growth Service Class	5,012,609	64,816	5,077,425
TA JPMorgan Tactical Allocation Service Class	2,267,566	1,311	2,268,877
TA Market Participation Strategy Service Class	333,755	-	333,755
TA Multi-Managed Balanced Service Class	19,291,024	-	19,291,024
TA Small/Mid Cap Value Service Class	11,110,785	8,286	11,119,071
TA T. Rowe Price Small Cap Service Class	2,341,124	-	2,341,124
TA WMC US Growth Service Class	22,529,834	-	22,529,834

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2022:	$808,436	$7,952,131	$720,927	$272,802

Investment Income:
Reinvested Dividends	7,053	114,780	9,597	12,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,338	113,428	10,469	3,737

Net Investment Income (Loss)	(5,285)	1,352	(872)	9,230

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,414	80,536	11,913	-
Realized Gain (Loss) on Investments	(29,567)	231,913	(27,286)	(13,004)

Net Realized Capital Gains (Losses) on Investments	10,847	312,449	(15,373)	(13,004)
Net Change in Unrealized Appreciation (Depreciation)	75,650	1,610,857	105,765	25,399

Net Gain (Loss) on Investment	86,497	1,923,306	90,392	12,395

Net Increase (Decrease) in Net Assets Resulting from Operations	81,212	1,924,658	89,520	21,625

Increase (Decrease) in Net Assets from Contract Transactions	(90,129)	198,502	(64,190)	(57,742)

Total Increase (Decrease) in Net Assets	(8,917)	2,123,160	25,330	(36,117)

Net Assets as of December 31, 2023:	$799,519	$10,075,291	$746,257	$236,685

Investment Income:
Reinvested Dividends	12,951	115,132	12,775	12,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,906	141,835	9,914	3,267

Net Investment Income (Loss)	1,045	(26,703)	2,861	8,943

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,918	6,686	-	-
Realized Gain (Loss) on Investments	(36,970)	1,170,965	(48,548)	(3,984)

Net Realized Capital Gains (Losses) on Investments	(22,052)	1,177,651	(48,548)	(3,984)
Net Change in Unrealized Appreciation (Depreciation)	70,864	1,097,294	93,822	6,004

Net Gain (Loss) on Investment	48,812	2,274,945	45,274	2,020

Net Increase (Decrease) in Net Assets Resulting from Operations	49,857	2,248,242	48,135	10,963

Increase (Decrease) in Net Assets from Contract Transactions	(128,417)	(1,292,177)	(135,235)	(21,711)

Total Increase (Decrease) in Net Assets	(78,560)	956,065	(87,100)	(10,748)

Net Assets as of December 31, 2024:	$720,959	$11,031,356	$659,157	$225,937

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount

Net Assets as of December 31, 2022:	$310,261	$389,836	$23,223	$225,081

Investment Income:
Reinvested Dividends	287	-	190	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,748	5,627	275	3,918

Net Investment Income (Loss)	(3,461)	(5,627)	(85)	(3,918)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,944	72,118	-	12,626
Realized Gain (Loss) on Investments	(93,930)	(9,796)	(672)	(5,375)

Net Realized Capital Gains (Losses) on Investments	(82,986)	62,322	(672)	7,251
Net Change in Unrealized Appreciation (Depreciation)	96,363	21,063	6,358	63,057

Net Gain (Loss) on Investment	13,377	83,385	5,686	70,308

Net Increase (Decrease) in Net Assets Resulting from Operations	9,916	77,758	5,601	66,390

Increase (Decrease) in Net Assets from Contract Transactions	(51,656)	(205,752)	(6,035)	(18,624)

Total Increase (Decrease) in Net Assets	(41,740)	(127,994)	(434)	47,766

Net Assets as of December 31, 2023:	$268,521	$261,842	$22,789	$272,847

Investment Income:
Reinvested Dividends	2,444	2,183	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,989	3,866	244	3,411

Net Investment Income (Loss)	(1,545)	(1,683)	(244)	(3,411)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,586	-	19,883
Realized Gain (Loss) on Investments	(6,796)	9,137	4,889	(8,307)

Net Realized Capital Gains (Losses) on Investments	(6,796)	23,723	4,889	11,576
Net Change in Unrealized Appreciation (Depreciation)	37,440	35,766	521	33,362

Net Gain (Loss) on Investment	30,644	59,489	5,410	44,938

Net Increase (Decrease) in Net Assets Resulting from Operations	29,099	57,806	5,166	41,527

Increase (Decrease) in Net Assets from Contract Transactions	27,267	(42,949)	(13,561)	(88,746)

Total Increase (Decrease) in Net Assets	56,366	14,857	(8,395)	(47,219)

Net Assets as of December 31, 2024:	$324,887	$276,699	$14,394	$225,628

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2022:	$623,531	$428,592	$19,370	$852

Investment Income:
Reinvested Dividends	12,568	10,259	431	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,779	5,545	500	48

Net Investment Income (Loss)	4,789	4,714	(69)	(48)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(11,211)	16,513	657	(202)

Net Realized Capital Gains (Losses) on Investments	(11,211)	16,513	657	(202)
Net Change in Unrealized Appreciation (Depreciation)	82,588	(36,925)	2,879	160

Net Gain (Loss) on Investment	71,377	(20,412)	3,536	(42)

Net Increase (Decrease) in Net Assets Resulting from Operations	76,166	(15,698)	3,467	(90)

Increase (Decrease) in Net Assets from Contract Transactions	(134,927)	12,647	(1,145)	301

Total Increase (Decrease) in Net Assets	(58,761)	(3,051)	2,322	211

Net Assets as of December 31, 2023:	$564,770	$425,541	$21,692	$1,063

Investment Income:
Reinvested Dividends	8,993	9,538	850	66
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,382	5,857	567	15

Net Investment Income (Loss)	1,611	3,681	283	51

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	20,773	1,518	-
Realized Gain (Loss) on Investments	2,757	23,625	163	(4)

Net Realized Capital Gains (Losses) on Investments	2,757	44,398	1,681	(4)
Net Change in Unrealized Appreciation (Depreciation)	29,550	(38,407)	(280)	(133)

Net Gain (Loss) on Investment	32,307	5,991	1,401	(137)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,918	9,672	1,684	(86)

Increase (Decrease) in Net Assets from Contract Transactions	(33,870)	(20,688)	21,356	276

Total Increase (Decrease) in Net Assets	48	(11,016)	23,040	190

Net Assets as of December 31, 2024:	$564,818	$414,525	$44,732	$1,253

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2022:	$248,786	$3,723,657	$403,250	$81,490

Investment Income:
Reinvested Dividends	825	152,903	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,592	48,104	4,987	495

Net Investment Income (Loss)	(1,767)	104,799	(4,987)	(495)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,461	-	-	-
Realized Gain (Loss) on Investments	3,284	-	(8,903)	7,179

Net Realized Capital Gains (Losses) on Investments	10,745	-	(8,903)	7,179
Net Change in Unrealized Appreciation (Depreciation)	11,528	-	56,396	5,998

Net Gain (Loss) on Investment	22,273	-	47,493	13,177

Net Increase (Decrease) in Net Assets Resulting from Operations	20,506	104,799	42,506	12,682

Increase (Decrease) in Net Assets from Contract Transactions	(81,162)	(36,025)	(210,146)	(77,941)

Total Increase (Decrease) in Net Assets	(60,656)	68,774	(167,640)	(65,259)

Net Assets as of December 31, 2023:	$188,130	$3,792,431	$235,610	$16,231

Investment Income:
Reinvested Dividends	612	157,682	8,723	468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,027	48,283	4,609	289

Net Investment Income (Loss)	(2,415)	109,399	4,114	179

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,737	-	-	2,389
Realized Gain (Loss) on Investments	7,697	-	6,191	(438)

Net Realized Capital Gains (Losses) on Investments	28,434	-	6,191	1,951
Net Change in Unrealized Appreciation (Depreciation)	26,076	-	(20,300)	(877)

Net Gain (Loss) on Investment	54,510	-	(14,109)	1,074

Net Increase (Decrease) in Net Assets Resulting from Operations	52,095	109,399	(9,995)	1,253

Increase (Decrease) in Net Assets from Contract Transactions	(19,295)	(2,192,469)	204,054	2,096

Total Increase (Decrease) in Net Assets	32,800	(2,083,070)	194,059	3,349

Net Assets as of December 31, 2024:	$220,930	$1,709,361	$429,669	$19,580

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2022:	$284,014	$444,242	$685,269	$270,104

Investment Income:
Reinvested Dividends	1,383	-	-	1,280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,887	5,655	12,117	3,450

Net Investment Income (Loss)	(2,504)	(5,655)	(12,117)	(2,170)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,558	4,758
Realized Gain (Loss) on Investments	5,069	(69,517)	(69,826)	2,447

Net Realized Capital Gains (Losses) on Investments	5,069	(69,517)	(65,268)	7,205
Net Change in Unrealized Appreciation (Depreciation)	27,796	108,609	417,734	(23,448)

Net Gain (Loss) on Investment	32,865	39,092	352,466	(16,243)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,361	33,437	340,349	(18,413)

Increase (Decrease) in Net Assets from Contract Transactions	(2,668)	(232,310)	13,654	(25,409)

Total Increase (Decrease) in Net Assets	27,693	(198,873)	354,003	(43,822)

Net Assets as of December 31, 2023:	$311,707	$245,369	$1,039,272	$226,282

Investment Income:
Reinvested Dividends	1,306	3,343	4,012	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,174	1,910	14,564	2,333

Net Investment Income (Loss)	(2,868)	1,433	(10,552)	(2,333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	234	-	118,380	14,021
Realized Gain (Loss) on Investments	11,274	16,528	(4,964)	5,227

Net Realized Capital Gains (Losses) on Investments	11,508	16,528	113,416	19,248
Net Change in Unrealized Appreciation (Depreciation)	(15,718)	(3,148)	101,981	(14,316)

Net Gain (Loss) on Investment	(4,210)	13,380	215,397	4,932

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,078)	14,813	204,845	2,599

Increase (Decrease) in Net Assets from Contract Transactions	(20,514)	(172,962)	(119,421)	(96,574)

Total Increase (Decrease) in Net Assets	(27,592)	(158,149)	85,424	(93,975)

Net Assets as of December 31, 2024:	$284,115	$87,220	$1,124,696	$132,307

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2022:	$260,400	$26,512	$8,055	$148,999

Investment Income:
Reinvested Dividends	-	43	135	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,470	274	105	944

Net Investment Income (Loss)	(3,470)	(231)	30	(944)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51	-	224
Realized Gain (Loss) on Investments	(4,400)	(8,598)	(247)	(34,497)

Net Realized Capital Gains (Losses) on Investments	(4,400)	(8,547)	(247)	(34,273)
Net Change in Unrealized Appreciation (Depreciation)	10,769	6,588	(683)	(8,848)

Net Gain (Loss) on Investment	6,369	(1,959)	(930)	(43,121)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,899	(2,190)	(900)	(44,065)

Increase (Decrease) in Net Assets from Contract Transactions	13,858	(17,248)	(222)	(102,184)

Total Increase (Decrease) in Net Assets	16,757	(19,438)	(1,122)	(146,249)

Net Assets as of December 31, 2023:	$277,157	$7,074	$6,933	$2,750

Investment Income:
Reinvested Dividends	9,464	386	237	527
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,852	101	97	85

Net Investment Income (Loss)	5,612	285	140	442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(61)	(96)	(482)	(308)

Net Realized Capital Gains (Losses) on Investments	(61)	(96)	(482)	(308)
Net Change in Unrealized Appreciation (Depreciation)	9,227	(641)	513	(1,369)

Net Gain (Loss) on Investment	9,166	(737)	31	(1,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,778	(452)	171	(1,235)

Increase (Decrease) in Net Assets from Contract Transactions	(21,549)	734	358	5,455

Total Increase (Decrease) in Net Assets	(6,771)	282	529	4,220

Net Assets as of December 31, 2024:	$270,386	$7,356	$7,462	$6,970

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2022:	$19,579	$272,432	$229,772	$64,556

Investment Income:
Reinvested Dividends	50	-	41	2,514
Investment Expense:
Mortality and Expense Risk and Administrative Charges	218	3,530	2,929	798

Net Investment Income (Loss)	(168)	(3,530)	(2,888)	1,716

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	996	-	10,220	-
Realized Gain (Loss) on Investments	63	(22,690)	439	(63,075)

Net Realized Capital Gains (Losses) on Investments	1,059	(22,690)	10,659	(63,075)
Net Change in Unrealized Appreciation (Depreciation)	(1,246)	41,872	17,554	59,234

Net Gain (Loss) on Investment	(187)	19,182	28,213	(3,841)

Net Increase (Decrease) in Net Assets Resulting from Operations	(355)	15,652	25,325	(2,125)

Increase (Decrease) in Net Assets from Contract Transactions	(13,051)	(205,468)	73,326	(29,571)

Total Increase (Decrease) in Net Assets	(13,406)	(189,816)	98,651	(31,696)

Net Assets as of December 31, 2023:	$6,173	$82,616	$328,423	$32,860

Investment Income:
Reinvested Dividends	325	1,242	673	922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	1,187	2,612	383

Net Investment Income (Loss)	240	55	(1,939)	539

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,093	-
Realized Gain (Loss) on Investments	(116)	1,010	12,504	(10,119)

Net Realized Capital Gains (Losses) on Investments	(116)	1,010	13,597	(10,119)
Net Change in Unrealized Appreciation (Depreciation)	(618)	6,511	(7,505)	5,193

Net Gain (Loss) on Investment	(734)	7,521	6,092	(4,926)

Net Increase (Decrease) in Net Assets Resulting from Operations	(494)	7,576	4,153	(4,387)

Increase (Decrease) in Net Assets from Contract Transactions	218	(305)	(156,617)	(4,542)

Total Increase (Decrease) in Net Assets	(276)	7,271	(152,464)	(8,929)

Net Assets as of December 31, 2024:	$5,897	$89,887	$175,959	$23,931

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2022:	$81,449	$289,956	$4,402,224	$2,790,657

Investment Income:
Reinvested Dividends	-	3,751	25,600	59,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,000	3,380	56,088	39,655

Net Investment Income (Loss)	(1,000)	371	(30,488)	19,521

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(31,815)	(4,151)	(340,161)	(94,829)

Net Realized Capital Gains (Losses) on Investments	(31,815)	(4,151)	(340,161)	(94,829)
Net Change in Unrealized Appreciation (Depreciation)	45,553	(23,864)	562,555	191,296

Net Gain (Loss) on Investment	13,738	(28,015)	222,394	96,467

Net Increase (Decrease) in Net Assets Resulting from Operations	12,738	(27,644)	191,906	115,988

Increase (Decrease) in Net Assets from Contract Transactions	(23,557)	(52,518)	(586,464)	(188,713)

Total Increase (Decrease) in Net Assets	(10,819)	(80,162)	(394,558)	(72,725)

Net Assets as of December 31, 2023:	$70,630	$209,794	$4,007,666	$2,717,932

Investment Income:
Reinvested Dividends	602	3,715	152,545	126,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,060	3,008	52,201	37,646

Net Investment Income (Loss)	(458)	707	100,344	88,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,916)	1,034	(180,002)	(86,544)

Net Realized Capital Gains (Losses) on Investments	(1,916)	1,034	(180,002)	(86,544)
Net Change in Unrealized Appreciation (Depreciation)	7,712	39,330	101,464	(9,508)

Net Gain (Loss) on Investment	5,796	40,364	(78,538)	(96,052)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,338	41,071	21,806	(7,058)

Increase (Decrease) in Net Assets from Contract Transactions	7,886	(6,813)	(387,868)	(332,623)

Total Increase (Decrease) in Net Assets	13,224	34,258	(366,062)	(339,681)

Net Assets as of December 31, 2024:	$83,854	$244,052	$3,641,604	$2,378,251

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2022:	$955,072	$5,379,337	$9,753,628	$3,945,088

Investment Income:
Reinvested Dividends	35,991	96,252	120,154	171,390
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,435	68,466	119,893	50,830

Net Investment Income (Loss)	23,556	27,786	261	120,560

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(44,436)	(184,779)	(319,717)	-

Net Realized Capital Gains (Losses) on Investments	(44,436)	(184,779)	(319,717)	-
Net Change in Unrealized Appreciation (Depreciation)	98,375	365,968	554,582	-

Net Gain (Loss) on Investment	53,939	181,189	234,865	-

Net Increase (Decrease) in Net Assets Resulting from Operations	77,495	208,975	235,126	120,560

Increase (Decrease) in Net Assets from Contract Transactions	(211,654)	(650,722)	(2,144,129)	(361,785)

Total Increase (Decrease) in Net Assets	(134,159)	(441,747)	(1,909,003)	(241,225)

Net Assets as of December 31, 2023:	$820,913	$4,937,590	$7,844,625	$3,703,863

Investment Income:
Reinvested Dividends	31,514	96,202	184,312	175,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,247	72,211	85,351	50,864

Net Investment Income (Loss)	21,267	23,991	98,961	124,388

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(14,253)	(16,565)	(105,112)	-

Net Realized Capital Gains (Losses) on Investments	(14,253)	(16,565)	(105,112)	-
Net Change in Unrealized Appreciation (Depreciation)	30,374	721,932	(41,329)	-

Net Gain (Loss) on Investment	16,121	705,367	(146,441)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	37,388	729,358	(47,480)	124,388

Increase (Decrease) in Net Assets from Contract Transactions	(205,909)	(441,394)	(3,348,571)	(118,965)

Total Increase (Decrease) in Net Assets	(168,521)	287,964	(3,396,051)	5,423

Net Assets as of December 31, 2024:	$652,392	$5,225,554	$4,448,574	$3,709,286

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount

Net Assets as of December 31, 2022:	$794,788	$339,962	$560,212	$127,521

Investment Income:
Reinvested Dividends	6,560	5,191	6,665	1,874
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,141	4,699	7,414	2,019

Net Investment Income (Loss)	(581)	492	(749)	(145)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(97,431)	(3,652)	(29,223)	(962)

Net Realized Capital Gains (Losses) on Investments	(97,431)	(3,652)	(29,223)	(962)
Net Change in Unrealized Appreciation (Depreciation)	140,830	42,451	112,921	14,790

Net Gain (Loss) on Investment	43,399	38,799	83,698	13,828

Net Increase (Decrease) in Net Assets Resulting from Operations	42,818	39,291	82,949	13,683

Increase (Decrease) in Net Assets from Contract Transactions	(404,157)	(15,824)	(137,369)	(4,671)

Total Increase (Decrease) in Net Assets	(361,339)	23,467	(54,420)	9,012

Net Assets as of December 31, 2023:	$433,449	$363,429	$505,792	$136,533

Investment Income:
Reinvested Dividends	9,227	8,055	7,824	2,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,326	5,896	6,813	2,099

Net Investment Income (Loss)	3,901	2,159	1,011	103

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(14,659)	(1,375)	4,141	(1,241)

Net Realized Capital Gains (Losses) on Investments	(14,659)	(1,375)	4,141	(1,241)
Net Change in Unrealized Appreciation (Depreciation)	32,182	29,172	48,565	8,845

Net Gain (Loss) on Investment	17,523	27,797	52,706	7,604

Net Increase (Decrease) in Net Assets Resulting from Operations	21,424	29,956	53,717	7,707

Increase (Decrease) in Net Assets from Contract Transactions	(77,699)	48,000	(102,275)	60,821

Total Increase (Decrease) in Net Assets	(56,275)	77,956	(48,558)	68,528

Net Assets as of December 31, 2024:	$377,174	$441,385	$457,234	$205,061

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Tactical - Balanced Service Class Subaccount	TA BlackRock iShares Tactical - Conservative Service Class Subaccount

Net Assets as of December 31, 2022:	$68,342	$326,905	$251,668	$213,283

Investment Income:
Reinvested Dividends	920	6,514	2,614	2,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,012	4,484	3,829	3,052

Net Investment Income (Loss)	(92)	2,030	(1,215)	(628)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,084	-	-
Realized Gain (Loss) on Investments	(1,001)	(6,410)	(9,504)	(9,701)

Net Realized Capital Gains (Losses) on Investments	(1,001)	(1,326)	(9,504)	(9,701)
Net Change in Unrealized Appreciation (Depreciation)	11,396	22,910	40,096	24,263

Net Gain (Loss) on Investment	10,395	21,584	30,592	14,562

Net Increase (Decrease) in Net Assets Resulting from Operations	10,303	23,614	29,377	13,934

Increase (Decrease) in Net Assets from Contract Transactions	(4,449)	(30,457)	75,994	12,029

Total Increase (Decrease) in Net Assets	5,854	(6,843)	105,371	25,963

Net Assets as of December 31, 2023:	$74,196	$320,062	$357,039	$239,246

Investment Income:
Reinvested Dividends	1,263	8,049	12,916	9,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,105	4,554	5,010	3,487

Net Investment Income (Loss)	158	3,495	7,906	6,036

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,982	-	-
Realized Gain (Loss) on Investments	(100)	(1,751)	(8,017)	(7,557)

Net Realized Capital Gains (Losses) on Investments	(100)	3,231	(8,017)	(7,557)
Net Change in Unrealized Appreciation (Depreciation)	7,877	9,223	25,210	12,704

Net Gain (Loss) on Investment	7,777	12,454	17,193	5,147

Net Increase (Decrease) in Net Assets Resulting from Operations	7,935	15,949	25,099	11,183

Increase (Decrease) in Net Assets from Contract Transactions	(5,219)	(12,018)	(30,307)	595

Total Increase (Decrease) in Net Assets	2,716	3,931	(5,208)	11,778

Net Assets as of December 31, 2024:	$76,912	$323,993	$351,831	$251,024

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Growth Service Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount

Net Assets as of December 31, 2022:	$303,026	$2,124,901	$948,054	$526,775

Investment Income:
Reinvested Dividends	2,499	110,940	25,226	7,175
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,107	28,172	13,985	6,957

Net Investment Income (Loss)	(1,608)	82,768	11,241	218

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	37,418	33,155
Realized Gain (Loss) on Investments	(12,964)	(85,040)	(18,688)	(5,700)

Net Realized Capital Gains (Losses) on Investments	(12,964)	(85,040)	18,730	27,455
Net Change in Unrealized Appreciation (Depreciation)	50,144	233,188	94,293	27,326

Net Gain (Loss) on Investment	37,180	148,148	113,023	54,781

Net Increase (Decrease) in Net Assets Resulting from Operations	35,572	230,916	124,264	54,999

Increase (Decrease) in Net Assets from Contract Transactions	(31,649)	(161,323)	(24,010)	(86,033)

Total Increase (Decrease) in Net Assets	3,923	69,593	100,254	(31,034)

Net Assets as of December 31, 2023:	$306,949	$2,194,494	$1,048,308	$495,741

Investment Income:
Reinvested Dividends	11,374	35,554	15,233	10,606
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,557	28,039	14,014	6,640

Net Investment Income (Loss)	6,817	7,515	1,219	3,966

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,660
Realized Gain (Loss) on Investments	(2,523)	(52,664)	(21,661)	(1,796)

Net Realized Capital Gains (Losses) on Investments	(2,523)	(52,664)	(21,661)	3,864
Net Change in Unrealized Appreciation (Depreciation)	25,967	42,252	126,068	28,673

Net Gain (Loss) on Investment	23,444	(10,412)	104,407	32,537

Net Increase (Decrease) in Net Assets Resulting from Operations	30,261	(2,897)	105,626	36,503

Increase (Decrease) in Net Assets from Contract Transactions	(19,004)	(244,135)	(165,035)	(149,057)

Total Increase (Decrease) in Net Assets	11,257	(247,032)	(59,409)	(112,554)

Net Assets as of December 31, 2024:	$318,206	$1,947,462	$988,899	$383,187

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount

Net Assets as of December 31, 2022:	$88,115	$1,311,564	$1,353,950	$1,624,518

Investment Income:
Reinvested Dividends	1,520	19,048	23,638	17,511
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,161	18,174	18,315	22,135

Net Investment Income (Loss)	359	874	5,323	(4,624)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,070	34,858	-	45,076
Realized Gain (Loss) on Investments	(401)	6,489	15,370	(47,633)

Net Realized Capital Gains (Losses) on Investments	3,669	41,347	15,370	(2,557)
Net Change in Unrealized Appreciation (Depreciation)	3,488	152,527	110,852	208,324

Net Gain (Loss) on Investment	7,157	193,874	126,222	205,767

Net Increase (Decrease) in Net Assets Resulting from Operations	7,516	194,748	131,545	201,143

Increase (Decrease) in Net Assets from Contract Transactions	(9,453)	(416,082)	(189,101)	(178,754)

Total Increase (Decrease) in Net Assets	(1,937)	(221,334)	(57,556)	22,389

Net Assets as of December 31, 2023:	$86,178	$1,090,230	$1,296,394	$1,646,907

Investment Income:
Reinvested Dividends TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,567	20,154	27,311	28,136
Investment Expense:
Mortality and Expense Risk and Administrative Charges	848	15,081	17,452	23,075

Net Investment Income (Loss)	719	5,073	9,859	5,061

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,471	13,553	42,074	38,308
Realized Gain (Loss) on Investments	(2,143)	19,516	11,319	(33,766)

Net Realized Capital Gains (Losses) on Investments	328	33,069	53,393	4,542
Net Change in Unrealized Appreciation (Depreciation)	3,096	85,876	(97,421)	193,142

Net Gain (Loss) on Investment	3,424	118,945	(44,028)	197,684

Net Increase (Decrease) in Net Assets Resulting from Operations	4,143	124,018	(34,169)	202,745

Increase (Decrease) in Net Assets from Contract Transactions	(62,018)	(133,577)	(123,254)	(247,407)

Total Increase (Decrease) in Net Assets	(57,875)	(9,559)	(157,423)	(44,662)

Net Assets as of December 31, 2024:	$28,303	$1,080,671	$1,138,971	$1,602,245

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount

Net Assets as of December 31, 2022:	$3,549,214	$15,114,942	$28,781,638	$45,895,635

Investment Income:
Reinvested Dividends	-	326,722	449,164	777,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,487	218,809	415,099	597,813

Net Investment Income (Loss)	(51,487)	107,913	34,065	179,919

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	712,698	-	432,692	324,984
Realized Gain (Loss) on Investments	(72,533)	(778,590)	(421,718)	(1,560,855)

Net Realized Capital Gains (Losses) on Investments	640,165	(778,590)	10,974	(1,235,871)
Net Change in Unrealized Appreciation (Depreciation)	(63,388)	1,446,477	5,067,963	4,062,520

Net Gain (Loss) on Investment	576,777	667,887	5,078,937	2,826,649

Net Increase (Decrease) in Net Assets Resulting from Operations	525,290	775,800	5,113,002	3,006,568

Increase (Decrease) in Net Assets from Contract Transactions	(112,425)	(220,785)	(1,702,857)	(7,143,660)

Total Increase (Decrease) in Net Assets	412,865	555,015	3,410,145	(4,137,092)

Net Assets as of December 31, 2023:	$3,962,079	$15,669,957	$32,191,783	$41,758,543

Investment Income:
Reinvested Dividends	-	258,579	383,532	517,862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,431	207,137	470,412	554,740

Net Investment Income (Loss)	(52,431)	51,442	(86,880)	(36,878)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	235,625	-	639,614	-
Realized Gain (Loss) on Investments	(265,107)	(649,503)	(445,678)	(544,600)

Net Realized Capital Gains (Losses) on Investments	(29,482)	(649,503)	193,936	(544,600)
Net Change in Unrealized Appreciation (Depreciation)	538,031	1,205,434	4,427,161	2,999,083

Net Gain (Loss) on Investment	508,549	555,931	4,621,097	2,454,483

Net Increase (Decrease) in Net Assets Resulting from Operations	456,118	607,373	4,534,217	2,417,605

Increase (Decrease) in Net Assets from Contract Transactions	(764,721)	(2,552,838)	(3,429,597)	(7,235,394)

Total Increase (Decrease) in Net Assets	(308,603)	(1,945,465)	1,104,620	(4,817,789)

Net Assets as of December 31, 2024:	$3,653,476	$13,724,492	$33,296,403	$36,940,754

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2022:	$118,851,492	$3,245,480	$6,642,371	$2,657,587

Investment Income:
Reinvested Dividends	1,980,448	18,519	81,982	39,186
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,599,370	43,245	82,764	35,031

Net Investment Income (Loss)	381,078	(24,726)	(782)	4,155

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,122,207	149,133	-	-
Realized Gain (Loss) on Investments	(3,990,591)	101,071	(106,466)	(95,437)

Net Realized Capital Gains (Losses) on Investments	1,131,616	250,204	(106,466)	(95,437)
Net Change in Unrealized Appreciation (Depreciation)	9,796,393	520,162	532,063	263,522

Net Gain (Loss) on Investment	10,928,009	770,366	425,597	168,085

Net Increase (Decrease) in Net Assets Resulting from Operations	11,309,087	745,640	424,815	172,240

Increase (Decrease) in Net Assets from Contract Transactions	(14,864,921)	(581,899)	(1,102,041)	(264,959)

Total Increase (Decrease) in Net Assets	(3,555,834)	163,741	(677,226)	(92,719)

Net Assets as of December 31, 2023:	$115,295,658	$3,409,221	$5,965,145	$2,564,868

Investment Income:
Reinvested Dividends	1,081,030	17,456	118,006	55,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,580,125	48,210	76,084	32,803

Net Investment Income (Loss)	(499,095)	(30,754)	41,922	22,346

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	120,589	-	-
Realized Gain (Loss) on Investments	(2,824,994)	138,535	(60,084)	(91,512)

Net Realized Capital Gains (Losses) on Investments	(2,824,994)	259,124	(60,084)	(91,512)
Net Change in Unrealized Appreciation (Depreciation)	13,354,337	485,283	64,093	134,778

Net Gain (Loss) on Investment	10,529,343	744,407	4,009	43,266

Net Increase (Decrease) in Net Assets Resulting from Operations	10,030,248	713,653	45,931	65,612

Increase (Decrease) in Net Assets from Contract Transactions	(19,087,874)	(312,558)	(933,651)	(361,603)

Total Increase (Decrease) in Net Assets	(9,057,626)	401,095	(887,720)	(295,991)

Net Assets as of December 31, 2024:	$106,238,032	$3,810,316	$5,077,425	$2,268,877

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Market Participation Strategy Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2022:	$372,373	$16,716,599	$11,520,876	$2,479,483

Investment Income:
Reinvested Dividends	1,472	232,646	93,426	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,137	235,575	156,984	35,680

Net Investment Income (Loss)	(3,665)	(2,929)	(63,558)	(35,680)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	595,030	1,142,261	120,772
Realized Gain (Loss) on Investments	(17,494)	87,089	(181,903)	(485,607)

Net Realized Capital Gains (Losses) on Investments	(17,494)	682,119	960,358	(364,835)
Net Change in Unrealized Appreciation (Depreciation)	55,881	2,021,178	226,703	824,966

Net Gain (Loss) on Investment	38,387	2,703,297	1,187,061	460,131

Net Increase (Decrease) in Net Assets Resulting from Operations	34,722	2,700,368	1,123,503	424,451

Increase (Decrease) in Net Assets from Contract Transactions	(41,800)	(1,299,008)	(987,412)	(397,934)

Total Increase (Decrease) in Net Assets	(7,078)	1,401,360	136,091	26,517

Net Assets as of December 31, 2023:	$365,295	$18,117,959	$11,656,967	$2,506,000

Investment Income:
Reinvested Dividends	5,881	336,050	84,403	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,205	264,514	158,631	36,351

Net Investment Income (Loss)	676	71,536	(74,228)	(36,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	842,826	370,428	110,890
Realized Gain (Loss) on Investments	(10,989)	480,228	(73,250)	(217,656)

Net Realized Capital Gains (Losses) on Investments	(10,989)	1,323,054	297,178	(106,766)
Net Change in Unrealized Appreciation (Depreciation)	57,116	964,450	563,145	439,423

Net Gain (Loss) on Investment	46,127	2,287,504	860,323	332,657

Net Increase (Decrease) in Net Assets Resulting from Operations	46,803	2,359,040	786,095	296,306

Increase (Decrease) in Net Assets from Contract Transactions	(78,343)	(1,185,975)	(1,323,991)	(461,182)

Total Increase (Decrease) in Net Assets	(31,540)	1,173,065	(537,896)	(164,876)

Net Assets as of December 31, 2024:	$333,755	$19,291,024	$11,119,071	$2,341,124

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$13,410,845

Investment Income:
Reinvested Dividends	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255,806

Net Investment Income (Loss)	(255,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	577,195
Realized Gain (Loss) on Investments	698,765

Net Realized Capital Gains (Losses) on Investments	1,275,960
Net Change in Unrealized Appreciation (Depreciation)	4,924,000

Net Gain (Loss) on Investment	6,199,960

Net Increase (Decrease) in Net Assets Resulting from Operations	5,944,154

Increase (Decrease) in Net Assets from Contract Transactions	1,635,631

Total Increase (Decrease) in Net Assets	7,579,785

Net Assets as of December 31, 2023:	$20,990,630

Investment Income:
Reinvested Dividends	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,628

Net Investment Income (Loss)	(311,628)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,080,360
Realized Gain (Loss) on Investments	931,844

Net Realized Capital Gains (Losses) on Investments	3,012,204
Net Change in Unrealized Appreciation (Depreciation)	2,521,034

Net Gain (Loss) on Investment	5,533,238

Net Increase (Decrease) in Net Assets Resulting from Operations	5,221,610

Increase (Decrease) in Net Assets from Contract Transactions	(3,682,406)

Total Increase (Decrease) in Net Assets	1,539,204

Net Assets as of December 31, 2024:	$22,529,834

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate	Transamerica BlackRock iShares Dynamic Allocation - Moderate
Growth Service Class	Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class Conservative ETF VP	Transamerica Goldman Sachs Managed Risk - Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$30,111	$142,565

Fidelity® VIP Index 500 Service Class 2	362,555	1,674,721

Franklin Allocation Class 4 Shares	12,775	145,147

ProFund Access VP High Yield	22,882	35,651

ProFund VP Asia 30	54,198	28,475

ProFund VP Bull	35,865	65,912

ProFund VP Communication Services	9	13,815

ProFund VP Consumer Discretionary	23,642	95,919

ProFund VP Emerging Markets	57,288	89,548

ProFund VP Energy	52,629	48,866

ProFund VP Europe 30	24,103	946

ProFund VP Falling U.S. Dollar	354	27

ProFund VP Financials	41,927	42,900

ProFund VP Government Money Market	397,188	2,480,149

ProFund VP International	270,884	62,715

ProFund VP Japan	47,471	42,807

ProFund VP Materials	17,548	40,695

ProFund VP Mid-Cap	69,756	241,285

ProFund VP NASDAQ-100	221,702	233,291

ProFund VP Pharmaceuticals	24,125	109,012

ProFund VP Precious Metals	24,597	40,526

ProFund VP Short Emerging Markets	1,167	148

ProFund VP Short International	1,122	622

ProFund VP Short NASDAQ-100	6,056	160

ProFund VP Short Small-Cap	592	135

ProFund VP Small-Cap	9,181	9,430

ProFund VP Small-Cap Value	21,963	179,425

ProFund VP U.S. Government Plus	1,729	5,734

ProFund VP UltraSmall-Cap	18,500	11,073

ProFund VP Utilities	9,372	15,477

TA Aegon Bond Service Class	576,547	864,070

TA Aegon Core Bond Service Class	259,220	502,851

TA Aegon High Yield Bond Service Class	204,169	388,808

TA Aegon Sustainable Equity Income Service Class	258,814	676,225

TA Aegon U.S. Government Securities Service Class	754,908	4,004,510

TA BlackRock Government Money Market Service Class	1,023,669	1,018,249

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$28,604	$102,401

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	74,858	24,696

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	16,770	118,034

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	109,513	48,589

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,263	6,325

TA BlackRock iShares Edge 40 Service Class	17,361	20,902

TA BlackRock iShares Tactical - Balanced Service Class	20,796	43,199

TA BlackRock iShares Tactical - Conservative Service Class	38,583	31,952

TA BlackRock iShares Tactical - Growth Service Class	13,549	25,736

TA BlackRock Real Estate Securities Service Class	191,749	428,366

TA BlackRock Tactical Allocation Service Class	20,162	183,982

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	54,296	193,727

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	5,893	64,721

TA Goldman Sachs Managed Risk - Growth ETF Service Class	33,752	148,702

TA International Focus Service Class	212,570	283,892

TA Janus Balanced Service Class	245,844	449,885

TA Janus Mid-Cap Growth Service Class	724,736	1,306,276

TA JPMorgan Asset Allocation - Conservative Service Class	858,242	3,359,633

TA JPMorgan Asset Allocation - Growth Service Class	1,934,282	4,811,046

TA JPMorgan Asset Allocation - Moderate Service Class	1,139,622	8,411,917

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,963,208	21,550,166

TA JPMorgan Enhanced Index Service Class	337,616	560,330

TA JPMorgan International Moderate Growth Service Class	175,612	1,067,342

TA JPMorgan Tactical Allocation Service Class	253,556	592,810

TA Market Participation Strategy Service Class	19,199	96,866

TA Multi-Managed Balanced Service Class	3,645,582	3,917,218

TA Small/Mid Cap Value Service Class	997,965	2,025,763

TA T. Rowe Price Small Cap Service Class	443,846	830,486

TA WMC US Growth Service Class	2,543,457	4,457,127

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	903	(55,525)	(54,622)	409	(42,529)	(42,120)

Fidelity® VIP Index 500 Service Class 2	46,574	(287,761)	(241,187)	142,184	(95,799)	46,385

Franklin Allocation Class 4 Shares	-	(52,336)	(52,336)	182	(27,250)	(27,068)

ProFund Access VP High Yield	5,872	(17,178)	(11,306)	18,887	(52,175)	(33,288)

ProFund VP Asia 30	59,858	(27,945)	31,913	92,599	(152,689)	(60,090)

ProFund VP Bull	7,086	(19,919)	(12,833)	3,104	(88,995)	(85,891)

ProFund VP Communication Services	7	(9,367)	(9,360)	-	(6,057)	(6,057)

ProFund VP Consumer Discretionary	984	(28,726)	(27,742)	2,930	(8,837)	(5,907)

ProFund VP Emerging Markets	56,264	(96,376)	(40,112)	101,548	(276,901)	(175,353)

ProFund VP Energy	19,836	(39,078)	(19,242)	35,748	(24,156)	11,592

ProFund VP Europe 30	20,472	(343)	20,129	166,085	(166,795)	(710)

ProFund VP Falling U.S. Dollar	560	(22)	538	11,111	(10,735)	376

ProFund VP Financials	14,073	(24,450)	(10,377)	4,239	(72,240)	(68,001)

ProFund VP Government Money Market	265,045	(2,652,955)	(2,387,910)	285,084	(320,994)	(35,910)

ProFund VP International	291,242	(66,261)	224,981	112,749	(376,665)	(263,916)

ProFund VP Japan	27,443	(27,447)	(4)	74,144	(142,992)	(68,848)

ProFund VP Materials	8,719	(19,326)	(10,607)	7,917	(9,788)	(1,871)

ProFund VP Mid-Cap	28,271	(101,199)	(72,928)	29,181	(143,351)	(114,170)

ProFund VP NASDAQ-100	14,963	(33,990)	(19,027)	42,380	(40,690)	1,690

ProFund VP Pharmaceuticals	4,822	(53,120)	(48,298)	3,555	(15,984)	(12,429)

ProFund VP Precious Metals	27,701	(64,752)	(37,051)	64,676	(34,004)	30,672

ProFund VP Short Emerging Markets	5,490	(366)	5,124	22,355	(131,716)	(109,361)

ProFund VP Short International	4,264	(2,523)	1,741	1,225	(2,124)	(899)

ProFund VP Short NASDAQ-100	164,324	(2,313)	162,011	86,106	(2,733,427)	(2,647,321)

ProFund VP Short Small-Cap	3,353	(630)	2,723	4,011	(139,575)	(135,564)

ProFund VP Small-Cap	4,434	(4,158)	276	292	(125,747)	(125,455)

ProFund VP Small-Cap Value	9,861	(84,311)	(74,450)	54,147	(19,987)	34,160

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased i	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	677	(4,987)	(4,310)	5,250	(31,436)	(26,186)

ProFund VP UltraSmall-Cap	9,948	(6,339)	3,609	2,601	(19,436)	(16,835)

ProFund VP Utilities	2,660	(5,966)	(3,306)	8,478	(36,239)	(27,761)

TA Aegon Bond Service Class	314,130	(592,062)	(277,932)	498,860	(938,040)	(439,180)

TA Aegon Core Bond Service Class	96,724	(334,095)	(237,371)	175,934	(319,673)	(143,739)

TA Aegon High Yield Bond Service Class	77,384	(170,285)	(92,901)	67,301	(168,785)	(101,484)

TA Aegon Sustainable Equity Income Service Class	62,543	(218,840)	(156,297)	86,217	(361,996)	(275,779)

TA Aegon U.S. Government Securities Service Class	482,844	(3,298,595)	(2,815,751)	970,650	(2,758,045)	(1,787,395)

TA BlackRock Government Money Market Service Class	848,815	(976,958)	(128,143)	473,415	(857,852)	(384,437)

TA BlackRock iShares Active Asset Allocation Conservative Service Class	14,193	(71,536)	(57,343)	995	(338,361)	(337,366)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	51,439	(14,055)	37,384	-	(13,196)	(13,196)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	6,519	(76,184)	(69,665)	7,625	(114,893)	(107,268)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	76,841	(34,848)	41,993	2,744	(6,694)	(3,950)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(3,433)	(3,433)	-	(3,420)	(3,420)

TA BlackRock iShares Edge 40 Service Class	2,626	(9,758)	(7,132)	3,424	(22,758)	(19,334)

TA BlackRock iShares Tactical - Balanced Service Class	5,969	(29,283)	(23,314)	82,052	(18,008)	64,044

TA BlackRock iShares Tactical - Conservative Service Class	23,508	(23,540)	(32)	34,605	(23,592)	11,013

TA BlackRock iShares Tactical - Growth Service Class	1,562	(15,057)	(13,495)	11,326	(36,510)	(25,184)

TA BlackRock Real Estate Securities Service Class	69,986	(174,864)	(104,878)	39,259	(115,664)	(76,405)

TA BlackRock Tactical Allocation Service Class	3,270	(115,624)	(112,354)	38,662	(57,695)	(19,033)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	22,752	(113,855)	(91,103)	1,274	(60,346)	(59,072)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,169	(41,466)	(40,297)	28	(6,796)	(6,768)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	113	(69,434)	(69,321)	22,709	(270,304)	(247,595)

TA International Focus Service Class	95,610	(178,412)	(82,802)	33,974	(173,649)	(139,675)

TA Janus Balanced Service Class	86,284	(201,287)	(115,003)	39,797	(137,665)	(97,868)

TA Janus Mid-Cap Growth Service Class	117,679	(300,767)	(183,088)	104,660	(136,418)	(31,758)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Conservative Service Class	359,214	(1,818,562)	(1,459,348)	1,707,523	(1,819,843)	(112,320)

TA JPMorgan Asset Allocation - Growth Service Class	312,762	(1,399,183)	(1,086,421)	102,485	(753,472)	(650,987)

TA JPMorgan Asset Allocation - Moderate Service Class	309,617	(3,765,058)	(3,455,441)	245,128	(3,958,569)	(3,713,441)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	391,398	(8,048,994)	(7,657,596)	227,740	(6,989,202)	(6,761,462)

TA JPMorgan Enhanced Index Service Class	39,630	(104,747)	(65,117)	12,948	(163,263)	(150,315)

TA JPMorgan International Moderate Growth Service Class	50,751	(746,875)	(696,124)	55,246	(937,103)	(881,857)

TA JPMorgan Tactical Allocation Service Class	143,996	(397,390)	(253,394)	133,251	(332,752)	(199,501)

TA Market Participation Strategy Service Class	6,949	(46,881)	(39,932)	481	(25,740)	(25,259)

TA Multi-Managed Balanced Service Class	688,993	(1,006,812)	(317,819)	172,760	(588,760)	(416,000)

TA Small/Mid Cap Value Service Class	106,171	(356,367)	(250,196)	90,708	(301,022)	(210,314)

TA T. Rowe Price Small Cap Service Class	69,756	(153,760)	(84,004)	62,981	(161,498)	(98,517)

TA WMC US Growth Service Class	82,038	(715,938)	(633,900)	1,317,542	(886,401)	431,141

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$2,281	$(130,698)	$(128,417)	$817	$(90,946)	$(90,129)

Fidelity® VIP Index 500 Service Class 2	245,229	(1,537,406)	(1,292,177)	583,254	(384,752)	198,502

Franklin Allocation Class 4 Shares	-	(135,235)	(135,235)	424	(64,614)	(64,190)

ProFund Access VP High Yield	10,840	(32,551)	(21,711)	32,680	(90,422)	(57,742)

ProFund VP Asia 30	52,166	(24,899)	27,267	78,031	(129,687)	(51,656)

ProFund VP Bull	19,122	(62,071)	(42,949)	7,394	(213,146)	(205,752)

ProFund VP Communication Services	9	(13,570)	(13,561)	-	(6,035)	(6,035)

ProFund VP Consumer Discretionary	3,850	(92,596)	(88,746)	7,933	(26,557)	(18,624)

ProFund VP Emerging Markets	48,729	(82,599)	(33,870)	76,986	(211,913)	(134,927)

ProFund VP Energy	22,718	(43,406)	(20,688)	39,367	(26,720)	12,647

ProFund VP Europe 30	21,735	(379)	21,356	161,113	(162,258)	(1,145)

ProFund VP Falling U.S. Dollar	288	(12)	276	5,678	(5,377)	301

ProFund VP Financials	20,609	(39,904)	(19,295)	5,406	(86,568)	(81,162)

ProFund VP Government Money Market	240,196	(2,432,665)	(2,192,469)	239,991	(276,016)	(36,025)

ProFund VP International	262,186	(58,132)	204,054	92,353	(302,499)	(210,146)

ProFund VP Japan	44,613	(42,517)	2,096	91,574	(169,515)	(77,941)

ProFund VP Materials	16,431	(36,945)	(20,514)	13,902	(16,570)	(2,668)

ProFund VP Mid-Cap	66,436	(239,398)	(172,962)	62,128	(294,438)	(232,310)

ProFund VP NASDAQ-100	99,953	(219,374)	(119,421)	215,820	(202,166)	13,654

ProFund VP Pharmaceuticals	10,119	(106,693)	(96,574)	6,950	(32,359)	(25,409)

ProFund VP Precious Metals	15,380	(36,929)	(21,549)	32,705	(18,847)	13,858

ProFund VP Short Emerging Markets	783	(49)	734	3,656	(20,904)	(17,248)

ProFund VP Short International	886	(528)	358	276	(498)	(222)

ProFund VP Short NASDAQ-100	5,531	(76)	5,455	4,099	(106,283)	(102,184)

ProFund VP Short Small-Cap	268	(50)	218	358	(13,409)	(13,051)

ProFund VP Small-Cap	7,941	(8,246)	(305)	509	(205,977)	(205,468)

ProFund VP Small-Cap Value	20,217	(176,834)	(156,617)	111,312	(37,986)	73,326

ProFund VP U.S. Government Plus	809	(5,351)	(4,542)	6,438	(36,009)	(29,571)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$17,912	$(10,026)	$7,886	$3,980	$(27,537)	$(23,557)

ProFund VP Utilities	5,666	(12,479)	(6,813)	14,510	(67,028)	(52,518)

TA Aegon Bond Service Class	428,568	(816,436)	(387,868)	672,757	(1,259,221)	(586,464)

TA Aegon Core Bond Service Class	135,695	(468,318)	(332,623)	238,592	(427,305)	(188,713)

TA Aegon High Yield Bond Service Class	172,875	(378,784)	(205,909)	146,427	(358,081)	(211,654)

TA Aegon Sustainable Equity Income Service Class	167,082	(608,476)	(441,394)	203,966	(854,688)	(650,722)

TA Aegon U.S. Government Securities Service Class	574,083	(3,922,654)	(3,348,571)	1,107,794	(3,251,923)	(2,144,129)

TA BlackRock Government Money Market Service Class	851,187	(970,152)	(118,965)	446,575	(808,360)	(361,785)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	19,506	(97,205)	(77,699)	1,257	(405,414)	(404,157)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	66,835	(18,835)	48,000	-	(15,824)	(15,824)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	9,246	(111,521)	(102,275)	9,735	(147,104)	(137,369)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	107,346	(46,525)	60,821	3,354	(8,025)	(4,671)

TA BlackRock iShares Dynamic Allocation Moderate Growth Service Class	-	(5,219)	(5,219)	-	(4,449)	(4,449)

TA BlackRock iShares Edge 40 Service Class	4,395	(16,413)	(12,018)	5,429	(35,886)	(30,457)

TA BlackRock iShares Tactical - Balanced Service Class	7,973	(38,280)	(30,307)	96,921	(20,927)	75,994

TA BlackRock iShares Tactical - Conservative Service Class	29,142	(28,547)	595	38,339	(26,310)	12,029

TA BlackRock iShares Tactical - Growth Service Class	2,244	(21,248)	(19,004)	13,341	(44,990)	(31,649)

TA BlackRock Real Estate Securities Service Class	161,391	(405,526)	(244,135)	83,207	(244,530)	(161,323)

TA BlackRock Tactical Allocation Service Class	5,026	(170,061)	(165,035)	50,370	(74,380)	(24,010)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	38,114	(187,171)	(149,057)	1,879	(87,912)	(86,033)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,858	(63,876)	(62,018)	40	(9,493)	(9,453)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	220	(133,797)	(133,577)	36,653	(452,735)	(416,082)

TA International Focus Service Class	144,592	(267,846)	(123,254)	48,050	(237,151)	(189,101)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Balanced Service Class	$180,030	$(427,437)	$(247,407)	$76,212	$(254,966)	$(178,754)

TA Janus Mid-Cap Growth Service Class	494,041	(1,258,762)	(764,721)	381,316	(493,741)	(112,425)

TA JPMorgan Asset Allocation - Conservative Service Class	609,927	(3,162,765)	(2,552,838)	2,729,616	(2,950,401)	(220,785)

TA JPMorgan Asset Allocation - Growth Service Class	975,309	(4,404,906)	(3,429,597)	270,336	(1,973,193)	(1,702,857)

TA JPMorgan Asset Allocation -Moderate Service Class	644,562	(7,879,956)	(7,235,394)	477,413	(7,621,073)	(7,143,660)

TA JPMorgan Asset Allocation -Moderate Growth Service Class	971,024	(20,058,898)	(19,087,874)	499,899	(15,364,820)	(14,864,921)

TA JPMorgan Enhanced Index Service Class	201,944	(514,502)	(312,558)	51,126	(633,025)	(581,899)

TA JPMorgan International Moderate Growth Service Class	68,370	(1,002,021)	(933,651)	70,428	(1,172,469)	(1,102,041)

TA JPMorgan Tactical Allocation Service Class	203,135	(564,738)	(361,603)	177,780	(442,739)	(264,959)

TA Market Participation Strategy Service Class	13,321	(91,664)	(78,343)	825	(42,625)	(41,800)

TA Multi-Managed Balanced Service Class	2,486,725	(3,672,700)	(1,185,975)	536,185	(1,835,193)	(1,299,008)

TA Small/Mid Cap Value Service Class	571,453	(1,895,444)	(1,323,991)	441,004	(1,428,416)	(987,412)

TA T. Rowe Price Small Cap Service Class	337,711	(798,893)	(461,182)	264,240	(662,174)	(397,934)

TA WMC US Growth Service Class	492,680	(4,175,086)	(3,682,406)	5,614,312	(3,978,681)	1,635,631

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2024	293,639	$2.51	to	$12.53	$720,959	1.72%	1.45%	to	2.70%	7.02%	to	5.71%
12/31/2023	348,261	2.34	to	11.85	799,519	0.89	1.45	to	2.70	11.05	to	9.71
12/31/2022	390,381	2.11	to	10.80	808,436	3.08	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	436,748	2.65	to	13.73	1,137,287	0.25	1.45	to	2.70	11.74	to	10.38
12/31/2020	500,720	2.37	to	12.43	1,167,129	2.20	1.45	to	2.70	7.69	to	6.38
Fidelity® VIP Index 500 Service Class 2
12/31/2024	1,979,101	5.64	to	23.74	11,031,356	1.06	1.25	to	2.50	23.04	to	21.53
12/31/2023	2,220,288	4.58	to	19.53	10,075,291	1.29	1.25	to	2.50	24.33	to	22.82
12/31/2022	2,173,903	3.69	to	15.90	7,952,131	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	2,254,377	4.58	to	19.98	10,230,806	1.05	1.25	to	2.50	26.68	to	25.13
12/31/2020	2,358,197	3.61	to	15.97	8,457,444	1.55	1.25	to	2.50	16.49	to	15.07
Franklin Allocation Class 4 Shares
12/31/2024	243,153	2.73	to	12.63	659,157	1.86	1.40	to	2.65	7.38	to	6.06
12/31/2023	295,489	2.54	to	11.90	746,257	1.31	1.40	to	2.65	13.05	to	11.67
12/31/2022	322,557	2.25	to	10.66	720,927	1.44	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	459,622	2.72	to	13.06	1,243,190	1.64	1.40	to	2.65	10.00	to	8.66
12/31/2020	556,693	2.47	to	12.02	1,369,446	1.34	1.40	to	2.65	10.21	to	8.87
ProFund Access VP High Yield
12/31/2024	117,550	1.98	to	10.35	225,937	5.29	1.25	to	2.50	4.99	to	3.71
12/31/2023	128,856	1.88	to	9.98	236,685	4.90	1.25	to	2.50	9.07	to	7.74
12/31/2022	162,144	1.73	to	9.26	272,802	3.41	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	151,409	1.90	to	10.32	281,052	2.44	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	145,274	1.92	to	10.55	272,799	5.37	1.25	to	2.50	(1.30)	to	(2.50)
ProFund VP Asia 30
12/31/2024	349,820	0.94	to	10.66	324,887	0.82	1.25	to	2.50	10.18	to	8.82
12/31/2023	317,907	0.86	to	9.80	268,521	0.10	1.25	to	2.50	3.03	to	1.78
12/31/2022	377,997	0.83	to	9.63	310,261	0.51	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	359,202	1.11	to	13.06	395,791	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	373,367	1.38	to	16.43	511,365	0.94	1.25	to	2.50	33.87	to	32.24
ProFund VP Bull
12/31/2024	89,080	3.13	to	20.85	276,699	0.73	1.25	to	2.50	20.98	to	19.49
12/31/2023	101,913	2.59	to	17.45	261,842	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	187,804	2.12	to	14.45	389,836	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	204,419	2.67	to	18.45	535,633	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	230,439	2.14	to	14.97	485,037	0.10	1.25	to	2.50	14.60	to	13.20
ProFund VP Communication Services
12/31/2024	8,815	1.67	to	12.96	14,394	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	18,175	1.27	to	10.01	22,789	0.93	1.25	to	2.50	30.20	to	28.61
12/31/2022	24,232	0.98	to	7.79	23,223	2.03	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	30,329	1.26	to	10.13	37,448	1.13	1.25	to	2.50	16.95	to	15.53
12/31/2020	35,101	1.07	to	8.77	37,138	0.94	1.25	to	2.50	1.88	to	0.63
ProFund VP Consumer Discretionary
12/31/2024	55,791	4.22	to	19.13	225,628	-	1.25	to	2.50	22.89	to	21.39
12/31/2023	83,533	3.43	to	15.76	272,847	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	89,440	2.63	to	12.23	225,081	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	110,232	3.89	to	18.31	414,798	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	101,065	3.57	to	17.02	350,129	-	1.25	to	2.50	26.76	to	25.22

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Emerging Markets
12/31/2024	639,796	$0.89	to	$12.16	$564,818	1.58%	1.25%	to	2.50%	6.51%	to	5.21%
12/31/2023	679,908	0.84	to	11.55	564,770	2.07	1.25	to	2.50	13.89	to	12.51
12/31/2022	855,261	0.73	to	10.27	623,531	0.62	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	842,905	0.89	to	12.56	743,390	-	1.25	to	2.50	(19.03)	to	(20.01)
12/31/2020	934,089	1.10	to	15.70	1,017,794	0.56	1.25	to	2.50	25.16	to	23.63
ProFund VP Energy
12/31/2024	370,358	1.13	to	10.93	414,525	2.13	1.25	to	2.50	2.48	to	1.23
12/31/2023	389,600	1.10	to	10.80	425,541	2.40	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	378,008	1.14	to	11.35	428,592	1.07	1.25	to	2.50	57.47	to	55.55
12/31/2021	434,161	0.73	to	7.30	312,097	1.67	1.25	to	2.50	50.06	to	48.23
12/31/2020	654,890	0.48	to	4.92	314,242	2.48	1.25	to	2.50	(35.27)	to	(36.06)
ProFund VP Europe 30
12/31/2024	40,501	1.11	to	12.51	44,732	1.92	1.25	to	2.50	3.05	to	1.79
12/31/2023	20,372	1.08	to	12.29	21,692	1.14	1.25	to	2.50	16.02	to	14.61
12/31/2022	21,082	0.93	to	10.72	19,370	1.47	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	25,220	1.02	to	11.92	25,459	0.95	1.25	to	2.50	22.99	to	21.49
12/31/2020	99,467	0.83	to	9.81	80,433	4.18	1.25	to	2.50	(10.35)	to	(11.45)
ProFund VP Falling U.S. Dollar
12/31/2024	2,596	0.49	to	7.04	1,253	5.89	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	2,058	0.52	to	7.60	1,063	-	1.25	to	2.50	1.98	to	0.73
12/31/2022	1,682	0.51	to	7.55	852	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	9,305	0.57	to	8.48	5,241	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	16,027	0.63	to	9.45	9,956	0.19	1.25	to	2.50	3.51	to	2.25
ProFund VP Financials
12/31/2024	128,288	1.76	to	17.62	220,930	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	138,665	1.39	to	14.06	188,130	0.44	1.25	to	2.50	12.48	to	11.12
12/31/2022	206,666	1.23	to	12.66	248,786	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	276,243	1.47	to	15.29	397,657	0.35	1.25	to	2.50	28.50	to	26.93
12/31/2020	412,701	1.14	to	12.04	459,435	0.66	1.25	to	2.50	(2.98)	to	(4.17)
ProFund VP Government Money Market
12/31/2024	1,891,352	0.92	to	9.12	1,709,361	4.24	1.25	to	2.50	3.00	to	1.74
12/31/2023	4,279,262	0.89	to	8.97	3,792,431	4.07	1.25	to	2.50	2.86	to	1.61
12/31/2022	4,315,172	0.87	to	8.83	3,723,657	1.06	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	4,191,435	0.87	to	8.95	3,632,084	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	4,282,505	0.88	to	9.18	3,758,038	0.03	1.25	to	2.50	(1.19)	to	(2.40)
ProFund VP International
12/31/2024	498,809	0.87	to	10.98	429,669	2.44	1.25	to	2.50	(0.38)	to	(1.60)
12/31/2023	273,828	0.87	to	11.15	235,610	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	537,744	0.76	to	9.89	403,250	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	479,474	0.92	to	12.14	436,408	-	1.25	to	2.50	7.48	to	6.17
12/31/2020	496,478	0.86	to	11.43	420,935	0.51	1.25	to	2.50	3.60	to	2.34
ProFund VP Japan
12/31/2024	11,952	1.64	to	17.84	19,580	2.08	1.25	to	2.50	20.70	to	19.22
12/31/2023	11,956	1.36	to	14.97	16,231	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	80,804	1.03	to	11.40	81,490	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	12,753	1.15	to	12.98	14,651	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	49,826	1.12	to	12.80	55,938	0.28	1.25	to	2.50	14.50	to	13.11
ProFund VP Materials
12/31/2024	159,182	1.81	to	14.06	284,115	0.41	1.25	to	2.50	(2.77)	to	(3.96)
12/31/2023	169,789	1.86	to	14.64	311,707	0.47	1.25	to	2.50	10.99	to	9.64
12/31/2022	171,660	1.67	to	13.36	284,014	0.18	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	191,905	1.86	to	15.07	353,691	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	191,473	1.50	to	12.29	284,603	0.58	1.25	to	2.50	15.05	to	13.64

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Mid-Cap
12/31/2024	35,698	$2.51	to	$14.30	$87,220	2.41%	1.25%	to	2.50%	9.76%	to	8.41%
12/31/2023	108,626	2.29	to	13.19	245,369	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	222,796	2.04	to	11.88	444,242	-	1.25	to	2.50	(15.96)	to	(16.99)
12/31/2021	279,343	2.42	to	14.31	664,585	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	235,386	2.01	to	12.00	463,982	0.98	1.25	to	2.50	9.39	to	8.06
ProFund VP NASDAQ-100
12/31/2024	156,452	7.36	to	31.91	1,124,696	0.38	1.25	to	2.50	21.90	to	20.40
12/31/2023	175,479	6.04	to	26.50	1,039,272	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	173,789	4.02	to	17.85	685,269	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	226,563	6.15	to	27.68	1,370,651	-	1.25	to	2.50	23.26	to	21.76
12/31/2020	214,146	4.99	to	22.73	1,050,215	-	1.25	to	2.50	43.77	to	42.02
ProFund VP Pharmaceuticals
12/31/2024	64,142	2.13	to	10.93	132,307	-	1.25	to	2.50	2.12	to	0.87
12/31/2023	112,440	2.08	to	10.84	226,282	0.54	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	124,869	2.23	to	11.75	270,104	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	143,553	2.41	to	12.83	336,595	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	171,253	2.19	to	11.83	367,727	0.11	1.25	to	2.50	11.12	to	9.77
ProFund VP Precious Metals
12/31/2024	467,292	0.59	to	11.41	270,386	3.26	1.25	to	2.50	5.26	to	3.96
12/31/2023	504,343	0.56	to	10.97	277,157	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	473,671	0.56	to	11.08	260,400	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	495,382	0.63	to	12.76	309,341	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	458,292	0.70	to	14.37	318,233	0.26	1.25	to	2.50	22.57	to	21.08
ProFund VP Short Emerging Markets
12/31/2024	54,662	0.14	to	3.64	7,356	5.53	1.25	to	2.50	(5.83)	to	(6.99)
12/31/2023	49,538	0.15	to	3.92	7,074	0.21	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	158,899	0.17	to	4.55	26,512	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	209,945	0.16	to	4.37	33,172	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	200,442	0.15	to	4.07	29,187	0.69	1.25	to	2.50	(32.60)	to	(33.42)
ProFund VP Short International
12/31/2024	34,552	0.22	to	4.75	7,462	3.49	1.25	to	2.50	2.21	to	0.96
12/31/2023	32,811	0.22	to	4.71	6,933	1.83	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	33,710	0.25	to	5.38	8,055	-	1.25	to	2.50	11.06	to	9.72
12/31/2021	69,832	0.22	to	4.90	15,026	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	70,417	0.26	to	5.80	17,751	0.37	1.25	to	2.50	(17.97)	to	(18.97)
ProFund VP Short NASDAQ-100
12/31/2024	239,220	0.03	to	1.43	6,970	9.05	1.25	to	2.50	(17.26)	to	(18.26)
12/31/2023	77,209	0.04	to	1.75	2,750	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	2,724,530	0.05	to	2.65	148,999	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	2,801,492	0.04	to	2.01	114,767	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	407,969	0.06	to	2.75	22,356	0.09	1.25	to	2.50	(43.48)	to	(44.17)
ProFund VP Short Small-Cap
12/31/2024	79,734	0.08	to	3.41	5,897	5.35	1.25	to	2.50	(7.66)	to	(8.80)
12/31/2023	77,011	0.08	to	3.74	6,173	0.30	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	212,575	0.09	to	4.30	19,579	-	1.25	to	2.50	16.37	to	14.95
12/31/2021	210,171	0.08	to	3.74	16,648	-	1.25	to	2.50	(20.04)	to	(21.03)
12/31/2020	210,999	0.10	to	4.73	20,921	0.34	1.25	to	2.50	(32.80)	to	(33.63)
ProFund VP Small-Cap
12/31/2024	45,200	2.00	to	12.62	89,887	1.35	1.25	to	2.50	8.10	to	6.77
12/31/2023	44,924	1.85	to	11.82	82,616	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	170,379	1.63	to	10.54	272,432	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	182,539	2.12	to	13.82	378,656	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	240,904	1.90	to	12.55	450,301	0.06	1.25	to	2.50	15.61	to	14.20

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap Value
12/31/2024	78,418	$2.27	to	$12.56	$175,959	0.34%	1.25%	to	2.50%	4.56%	to	3.28%
12/31/2023	152,868	2.18	to	12.16	328,423	0.02	1.25	to	2.50	11.54	to	10.19
12/31/2022	118,708	1.95	to	11.03	229,772	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	143,171	2.25	to	12.91	319,546	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	286,785	1.78	to	10.29	501,049	0.02	1.25	to	2.50	(0.19)	to	(1.40)
ProFund VP U.S. Government Plus
12/31/2024	24,011	1.02	to	5.71	23,931	3.37	1.25	to	2.50	(13.91)	to	(14.97)
12/31/2023	28,321	1.19	to	6.71	32,860	4.21	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	54,507	1.20	to	6.88	64,556	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	73,055	2.09	to	12.09	150,178	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	80,047	2.27	to	13.34	179,238	0.04	1.25	to	2.50	19.20	to	17.75
ProFund VP UltraSmall-Cap
12/31/2024	45,435	1.87	to	11.59	83,854	0.76	1.25	to	2.50	9.32	to	7.98
12/31/2023	41,826	1.71	to	10.73	70,630	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	58,661	1.42	to	8.99	81,449	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	84,177	2.55	to	16.36	211,035	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	97,225	2.09	to	13.60	200,789	0.12	1.25	to	2.50	14.95	to	13.55
ProFund VP Utilities
12/31/2024	110,373	2.23	to	14.29	244,052	1.60	1.25	to	2.50	19.77	to	18.30
12/31/2023	113,679	1.86	to	12.08	209,794	1.42	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	141,440	2.06	to	13.54	289,956	0.95	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	174,007	2.09	to	13.91	361,010	1.52	1.25	to	2.50	13.98	to	12.59
12/31/2020	271,080	1.84	to	12.36	490,320	1.65	1.25	to	2.50	(3.60)	to	(4.78)
TA Aegon Bond Service Class
12/31/2024	2,603,298	1.43	to	8.99	3,641,604	3.98	1.25	to	2.50	0.61	to	(0.62)
12/31/2023	2,881,230	1.42	to	9.05	4,007,666	0.62	1.25	to	2.50	4.88	to	3.60
12/31/2022	3,320,410	1.36	to	8.73	4,402,224	2.30	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	4,209,089	1.62	to	10.54	6,671,755	1.25	1.25	to	2.50	(2.29)	to	(3.48)
12/31/2020	4,808,736	1.65	to	10.92	7,802,460	3.94	1.25	to	2.50	6.08	to	4.79
TA Aegon Core Bond Service Class
12/31/2024	1,702,894	1.46	to	9.04	2,378,251	4.86	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	1,940,265	1.46	to	9.16	2,717,932	2.15	1.25	to	2.50	4.48	to	3.21
12/31/2022	2,084,004	1.39	to	8.88	2,790,657	2.35	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	2,185,380	1.62	to	10.46	3,425,678	2.36	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	2,190,689	1.66	to	10.85	3,545,387	3.10	1.25	to	2.50	5.84	to	4.55
TA Aegon High Yield Bond Service Class
12/31/2024	282,039	2.40	to	11.35	652,392	4.41	1.25	to	2.50	5.82	to	4.52
12/31/2023	374,940	2.27	to	10.86	820,913	4.12	1.25	to	2.50	9.50	to	8.17
12/31/2022	476,424	2.07	to	10.04	955,072	5.16	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	637,736	2.37	to	11.62	1,469,381	5.10	1.25	to	2.50	4.94	to	3.66
12/31/2020	866,828	2.26	to	11.21	1,912,066	6.07	1.25	to	2.50	3.39	to	2.12
TA Aegon Sustainable Equity Income Service Class
12/31/2024	1,805,226	2.97	to	12.57	5,225,554	1.83	1.25	to	2.50	15.15	to	13.74
12/31/2023	1,961,523	2.58	to	11.05	4,937,590	1.92	1.25	to	2.50	4.70	to	3.43
12/31/2022	2,237,302	2.47	to	10.68	5,379,337	1.82	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	2,603,142	2.83	to	12.42	7,209,147	1.86	1.25	to	2.50	20.61	to	19.14
12/31/2020	3,059,503	2.35	to	10.42	7,028,245	2.77	1.25	to	2.50	(8.73)	to	(9.84)
TA Aegon U.S. Government Securities Service Class
12/31/2024	3,770,547	1.21	to	8.52	4,448,574	3.00	1.25	to	2.50	(1.08)	to	(2.30)
12/31/2023	6,586,298	1.22	to	8.72	7,844,625	1.38	1.25	to	2.50	2.41	to	1.16
12/31/2022	8,373,693	1.20	to	8.62	9,753,628	0.92	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	3,113,918	1.40	to	10.19	4,268,511	1.54	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	3,960,187	1.45	to	10.72	5,627,969	1.19	1.25	to	2.50	7.32	to	6.01

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2024	3,721,955	$1.02	to	$9.39	$3,709,286	4.68%	1.25%	to	2.50%	3.48%	to	2.21%
12/31/2023	3,850,098	0.98	to	9.19	3,703,863	4.56	1.25	to	2.50	3.37	to	2.12
12/31/2022	4,234,535	0.95	to	8.99	3,945,088	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	4,502,067	0.95	to	9.09	4,193,246	-	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	4,665,627	0.96	to	9.32	4,404,296	0.23	1.25	to	2.50	(0.99)	to	(2.20)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	277,127	1.37	to	10.99	377,174	2.25	1.25	to	2.50	5.15	to	3.86
12/31/2023	334,470	1.30	to	10.58	433,449	1.22	1.25	to	2.50	8.60	to	7.28
12/31/2022	671,836	1.20	to	9.87	794,788	1.45	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	585,128	1.43	to	11.94	827,387	1.02	1.25	to	2.50	4.44	to	3.16
12/31/2020	714,364	1.37	to	11.57	966,134	2.05	1.25	to	2.50	5.34	to	4.05
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2024	321,324	1.40	to	11.46	441,385	1.87	1.25	to	2.50	7.71	to	6.39
12/31/2023	283,940	1.30	to	10.77	363,429	1.49	1.25	to	2.50	11.97	to	10.61
12/31/2022	297,136	1.16	to	9.74	339,962	1.17	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	430,594	1.41	to	12.04	603,493	0.85	1.25	to	2.50	6.99	to	5.69
12/31/2020	674,614	1.32	to	11.40	881,323	1.97	1.25	to	2.50	1.97	to	0.73
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	301,686	1.54	to	11.65	457,234	1.56	1.25	to	2.50	11.11	to	9.75
12/31/2023	371,351	1.38	to	10.61	505,792	1.24	1.25	to	2.50	16.17	to	14.76
12/31/2022	478,619	1.19	to	9.25	560,212	1.26	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	581,996	1.47	to	11.60	846,079	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	810,629	1.39	to	11.05	1,108,545	1.83	1.25	to	2.50	(3.29)	to	(4.47)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2024	150,803	1.39	to	11.31	205,061	1.62	1.25	to	2.50	7.40	to	6.09
12/31/2023	108,810	1.30	to	10.67	136,533	1.41	1.25	to	2.50	11.27	to	9.92
12/31/2022	112,760	1.17	to	9.70	127,521	1.18	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	126,407	1.40	to	11.82	173,084	0.56	1.25	to	2.50	7.82	to	6.51
12/31/2020	131,412	1.30	to	11.10	167,370	1.68	1.25	to	2.50	(1.78)	to	(2.97)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2024	48,906	1.61	to	12.58	76,912	1.64	1.25	to	2.50	11.12	to	9.75
12/31/2023	52,339	1.45	to	11.47	74,196	1.29	1.25	to	2.50	15.83	to	14.43
12/31/2022	55,759	1.25	to	10.02	68,342	1.14	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	59,255	1.52	to	12.36	88,650	0.29	1.25	to	2.50	13.00	to	11.62
12/31/2020	65,559	1.35	to	11.08	87,005	2.62	1.25	to	2.50	(3.37)	to	(4.55)
TA BlackRock iShares Edge 40 Service Class
12/31/2024	190,972	1.75	to	11.31	323,993	2.47	1.25	to	2.50	5.15	to	3.87
12/31/2023	198,104	1.66	to	10.89	320,062	2.00	1.25	to	2.50	7.73	to	6.41
12/31/2022	217,438	1.54	to	10.23	326,905	1.58	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	251,097	1.83	to	12.25	448,000	1.50	1.25	to	2.50	4.47	to	3.20
12/31/2020	295,538	1.75	to	11.87	506,248	2.25	1.25	to	2.50	8.10	to	6.78
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	260,781	1.38	to	11.40	351,831	3.62	1.25	to	2.50	7.34	to	6.02
12/31/2023	284,095	1.29	to	10.75	357,039	0.98	1.25	to	2.50	9.29	to	7.96
12/31/2022	220,051	1.18	to	9.96	251,668	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	243,541	1.48	to	12.70	351,548	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	247,568	1.41	to	12.24	340,683	3.91	1.25	to	2.50	7.51	to	6.20
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	204,989	1.25	to	10.84	251,024	3.83	1.25	to	2.50	4.90	to	3.61
12/31/2023	205,021	1.19	to	10.46	239,246	1.13	1.25	to	2.50	5.92	to	4.63
12/31/2022	194,008	1.13	to	10.00	213,283	1.09	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	237,790	1.38	to	12.39	321,626	0.92	1.25	to	2.50	2.92	to	1.67
12/31/2020	368,826	1.34	to	12.18	486,694	1.58	1.25	to	2.50	8.54	to	7.21

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	216,902	$1.51	to	$13.03	$318,206	3.59%	1.25%	to	2.50%	10.27%	to	8.92%
12/31/2023	230,397	1.37	to	11.96	306,949	0.87	1.25	to	2.50	12.54	to	11.17
12/31/2022	255,581	1.22	to	10.76	303,026	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	282,904	1.50	to	13.45	415,245	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	376,662	1.39	to	12.63	512,934	3.27	1.25	to	2.50	7.74	to	6.43
TA BlackRock Real Estate Securities Service Class
12/31/2024	836,629	2.38	to	10.32	1,947,462	1.71	1.25	to	2.50	(0.23)	to	(1.45)
12/31/2023	941,507	2.38	to	10.48	2,194,494	5.30	1.25	to	2.50	11.75	to	10.39
12/31/2022	1,017,912	2.13	to	9.49	2,124,901	2.89	1.25	to	2.50	(29.27)	to	(30.13)
12/31/2021	1,119,813	3.01	to	13.58	3,309,394	2.19	1.25	to	2.50	24.30	to	22.78
12/31/2020	1,243,688	2.42	to	11.06	2,954,652	11.38	1.25	to	2.50	(1.74)	to	(2.94)
TA BlackRock Tactical Allocation Service Class
12/31/2024	634,437	1.58	to	13.44	988,899	1.51	1.25	to	2.50	11.09	to	9.73
12/31/2023	746,791	1.42	to	12.25	1,048,308	2.50	1.25	to	2.50	13.47	to	12.09
12/31/2022	765,824	1.25	to	10.93	948,054	3.58	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	940,880	1.52	to	13.37	1,409,175	2.46	1.25	to	2.50	6.31	to	5.01
12/31/2020	1,051,215	1.43	to	12.73	1,484,005	1.62	1.25	to	2.50	11.79	to	10.43
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	229,648	1.71	to	12.29	383,187	2.25	1.25	to	2.50	7.72	to	6.40
12/31/2023	320,751	1.59	to	11.55	495,741	1.44	1.25	to	2.50	11.81	to	10.45
12/31/2022	379,823	1.42	to	10.46	526,775	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	418,838	1.68	to	12.50	687,063	1.09	1.25	to	2.50	8.00	to	6.69
12/31/2020	548,353	1.55	to	11.72	836,609	2.14	1.25	to	2.50	2.90	to	1.65
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024	18,403	1.57	to	10.99	28,303	2.49	1.25	to	2.50	5.37	to	4.08
12/31/2023	58,700	1.49	to	10.56	86,178	1.76	1.25	to	2.50	9.23	to	7.90
12/31/2022	65,468	1.36	to	9.79	88,115	1.59	1.25	to	2.50	(12.91)	to	(13.98)
12/31/2021	99,160	1.57	to	11.38	152,760	1.30	1.25	to	2.50	1.49	to	0.25
12/31/2020	279,292	1.54	to	11.35	422,800	1.53	1.25	to	2.50	3.62	to	2.35
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	545,083	2.02	to	14.40	1,080,671	1.81	1.25	to	2.50	11.82	to	10.45
12/31/2023	614,404	1.80	to	13.04	1,090,230	1.44	1.25	to	2.50	16.23	to	14.82
12/31/2022	861,999	1.55	to	11.36	1,311,564	1.41	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	1,004,031	1.84	to	13.62	1,810,294	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	1,398,477	1.63	to	12.24	2,249,066	2.08	1.25	to	2.50	2.93	to	1.67
TA International Focus Service Class
12/31/2024	803,642	1.46	to	12.72	1,138,971	2.18	1.25	to	2.50	(2.55)	to	(3.75)
12/31/2023	886,444	1.49	to	13.22	1,296,394	1.77	1.25	to	2.50	10.89	to	9.54
12/31/2022	1,026,119	1.35	to	12.07	1,353,950	2.73	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	1,303,065	1.71	to	15.52	2,186,183	1.06	1.25	to	2.50	9.26	to	7.93
12/31/2020	1,531,393	1.57	to	14.38	2,359,324	2.04	1.25	to	2.50	19.10	to	17.64
TA Janus Balanced Service Class
12/31/2024	704,546	2.33	to	16.73	1,602,245	1.73	1.25	to	2.50	13.43	to	12.04
12/31/2023	819,549	2.06	to	14.93	1,646,907	1.12	1.25	to	2.50	13.60	to	12.22
12/31/2022	917,417	1.81	to	13.31	1,624,518	0.80	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	1,042,748	2.20	to	16.39	2,263,727	1.15	1.25	to	2.50	14.02	to	12.63
12/31/2020	876,615	1.93	to	14.55	1,672,231	1.51	1.25	to	2.50	12.90	to	11.53
TA Janus Mid-Cap Growth Service Class
12/31/2024	819,806	4.56	to	21.47	3,653,476	-	1.25	to	2.50	12.65	to	11.27
12/31/2023	1,002,894	4.05	to	19.30	3,962,079	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	1,034,652	3.51	to	16.93	3,549,214	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	1,222,586	4.28	to	20.90	5,110,793	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	1,422,189	3.70	to	18.31	5,157,477	0.04	1.25	to	2.50	17.46	to	16.03

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	7,778,574	$1.82	to	$11.15	$13,724,492	1.75%	1.25%	to	2.50%	4.21%	to	2.93%
12/31/2023	9,237,922	1.75	to	10.83	15,669,957	2.07	1.25	to	2.50	5.51	to	4.23
12/31/2022	9,350,242	1.66	to	10.39	15,114,942	5.32	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	10,789,544	1.99	to	12.62	20,944,701	2.16	1.25	to	2.50	4.32	to	3.05
12/31/2020	12,545,247	1.91	to	12.25	23,349,463	2.27	1.25	to	2.50	9.87	to	8.53
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	10,166,025	3.37	to	18.05	33,296,403	1.13	1.25	to	2.50	14.66	to	13.25
12/31/2023	11,252,446	2.94	to	15.93	32,191,783	1.49	1.25	to	2.50	18.53	to	17.09
12/31/2022	11,903,433	2.48	to	13.61	28,781,638	5.64	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	13,111,099	3.25	to	18.05	41,607,966	1.48	1.25	to	2.50	17.88	to	16.44
12/31/2020	14,904,961	2.76	to	15.50	40,167,885	1.49	1.25	to	2.50	22.82	to	21.33
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	17,282,469	2.21	to	12.46	36,940,754	1.31	1.25	to	2.50	6.36	to	5.06
12/31/2023	20,737,910	2.08	to	11.86	41,758,543	1.81	1.25	to	2.50	7.52	to	6.21
12/31/2022	24,451,351	1.93	to	11.17	45,895,635	5.03	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	27,544,701	2.33	to	13.67	62,635,456	1.69	1.25	to	2.50	7.59	to	6.28
12/31/2020	30,693,828	2.17	to	12.86	64,978,923	1.97	1.25	to	2.50	10.89	to	9.54
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	41,389,869	2.65	to	14.34	106,238,032	0.96	1.25	to	2.50	9.33	to	7.99
12/31/2023	49,047,465	2.43	to	13.28	115,295,658	1.73	1.25	to	2.50	10.55	to	9.21
12/31/2022	55,808,927	2.19	to	12.16	118,851,492	5.09	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	63,399,434	2.69	to	15.11	165,954,444	1.94	1.25	to	2.50	12.30	to	10.93
12/31/2020	71,825,110	2.40	to	13.62	167,676,534	1.81	1.25	to	2.50	13.25	to	11.87
TA JPMorgan Enhanced Index Service Class
12/31/2024	698,418	5.56	to	23.95	3,810,316	0.48	1.25	to	2.50	22.36	to	20.86
12/31/2023	763,535	4.54	to	19.82	3,409,221	0.57	1.25	to	2.50	25.82	to	24.29
12/31/2022	913,850	3.61	to	15.95	3,245,480	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	1,044,551	4.49	to	20.06	4,621,081	0.58	1.25	to	2.50	28.19	to	26.62
12/31/2020	1,246,517	3.50	to	15.85	4,303,977	1.23	1.25	to	2.50	18.38	to	16.94
TA JPMorgan International Moderate Growth Service Class
12/31/2024	3,843,567	1.34	to	11.68	5,077,425	2.09	1.25	to	2.50	0.63	to	(0.61)
12/31/2023	4,539,691	1.34	to	11.75	5,965,145	1.32	1.25	to	2.50	7.36	to	6.06
12/31/2022	5,421,548	1.24	to	11.08	6,642,371	4.69	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	6,429,235	1.53	to	13.76	9,664,110	1.29	1.25	to	2.50	7.67	to	6.35
12/31/2020	7,380,804	1.42	to	12.94	10,317,666	2.50	1.25	to	2.50	13.13	to	11.75
TA JPMorgan Tactical Allocation Service Class
12/31/2024	1,578,067	1.48	to	10.81	2,268,877	2.32	1.25	to	2.50	2.79	to	1.53
12/31/2023	1,831,461	1.44	to	10.65	2,564,868	1.53	1.25	to	2.50	7.23	to	5.93
12/31/2022	2,030,962	1.34	to	10.05	2,657,587	1.50	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	2,333,798	1.60	to	12.13	3,646,470	1.49	1.25	to	2.50	3.34	to	2.08
12/31/2020	2,455,965	1.55	to	11.88	3,719,444	2.05	1.25	to	2.50	10.72	to	9.37
TA Market Participation Strategy Service Class
12/31/2024	168,320	2.03	to	15.62	333,755	1.61	1.25	to	2.50	13.51	to	12.12
12/31/2023	208,252	1.79	to	13.93	365,295	0.40	1.25	to	2.50	10.18	to	8.84
12/31/2022	233,511	1.62	to	12.80	372,373	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	258,618	1.94	to	15.49	493,832	0.52	1.25	to	2.50	13.04	to	11.66
12/31/2020	176,857	1.72	to	13.88	300,390	1.29	1.25	to	2.50	18.84	to	17.39
TA Multi-Managed Balanced Service Class
12/31/2024	5,059,296	3.91	to	16.55	19,291,024	1.74	1.25	to	2.50	13.22	to	11.83
12/31/2023	5,377,115	3.45	to	14.80	18,117,959	1.34	1.25	to	2.50	16.98	to	15.56
12/31/2022	5,793,115	2.95	to	12.81	16,716,599	0.91	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	6,361,577	3.58	to	15.72	22,268,595	0.96	1.25	to	2.50	15.35	to	13.94
12/31/2020	7,255,083	3.10	to	13.80	22,051,094	1.37	1.25	to	2.50	14.18	to	12.78

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2024	2,014,885	$5.67	to	$15.13	$ 11,119,071	0.74%	1.25%	to	2.50%	7.22%	to	5.90%
12/31/2023	2,265,081	5.29	to	14.29	11,656,967	0.82	1.25	to	2.50	10.77	to	9.42
12/31/2022	2,475,395	4.78	to	13.06	11,520,876	0.33	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	2,941,303	5.29	to	14.63	15,182,567	0.49	1.25	to	2.50	26.24	to	24.70
12/31/2020	3,369,635	4.19	to	11.73	13,812,896	0.98	1.25	to	2.50	2.46	to	1.21
TA T. Rowe Price Small Cap Service Class
12/31/2024	458,928	5.27	to	17.37	2,341,124	-	1.25	to	2.50	11.21	to	9.85
12/31/2023	542,932	4.74	to	15.81	2,506,000	-	1.25	to	2.50	19.39	to	17.94
12/31/2022	641,449	3.97	to	13.41	2,479,483	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	778,077	5.19	to	17.75	3,939,408	-	1.25	to	2.50	9.71	to	8.37
12/31/2020	971,311	4.73	to	16.38	4,498,025	-	1.25	to	2.50	21.78	to	20.30
TA WMC US Growth Service Class
12/31/2024	3,438,313	6.78	to	29.89	22,529,834	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	4,072,213	5.33	to	23.81	20,990,630	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	3,641,072	3.81	to	17.22	13,410,845	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	4,062,431	5.63	to	25.77	22,175,158	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	4,518,623	4.74	to	21.94	20,786,549	-	1.25	to	2.50	35.25	to	33.60

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%

Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.